Goldman Sachs Funds ASSET ALLOCATION PORTFOLIOS Semiannual Report June 30, 2002 Strategies designed to provide a complete investment program in a single investment and capitalize on the benefits of asset allocation.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS Market Overview Dear Shareholder: During the six-month period under review, the world’s equity markets generated poor results. While there were pockets of opportunity they were few and far between. Overall, the global fixed income markets rose, amid a great deal of volatility. A Global Economic Rebound As the reporting period began, we were at the tail end of the first global recession in a decade. While it was initially assumed that the recession was triggered by the September 11 terrorist attacks, economic data pointed to the contraction beginning in March of 2001. However, as the period progressed there was mounting evidence that a global economic recovery was taking place. The U.S. gross domestic product (GDP) rose an estimated 5.6% during the first quarter of 2002, following a 1.7% increase in the fourth quarter of 2001. Internationally, positive economic news was the norm, with many leading economic indicators rising during the period. Perhaps the most surprising economic news came from Japan, where growth for the first quarter of 2002 was a positive 1.4%, breaking a nine month string of negative results. Equities Post Poor Results Despite positive economic news, the global equity markets performed poorly during the reporting period. Weak corporate profits, threats of terrorism, and unrest in the Middle East all took their toll on investor sentiment. In addition, a dark cloud hung over the market as accounting irregularities took center stage following the bankruptcies at Enron and Global Crossing. Throughout the period investors waited for the other shoe to drop, which occurred late in the period as WorldCom and Xerox admitted they had previously misstated profits. All told, investors chose to believe that the prospects for the stock market were “half empty” rather than “half full.” This was evident in the United States, as the S&P 500 Index fell 13.16% during the six-month reporting period. The news was better in the international markets, as the MSCI EAFE Index fell only 1.38%—due in part to the performance in Japan, where the TOPIX rose 8.52%. A Rising But Volatile Bond Market During the reporting period, the overall fixed income market, as measured by the Lehman Brothers Aggregate Bond Index, returned 3.79%. Based on this performance, it may appear that the fixed income markets were tranquil; however, this was far from the case. The markets gyrated throughout the period, rising and falling based on the changing prospects for the economy and interest rates. However, their status as a “safer haven” amid the accounting scandals, falling stock prices, and global unrest led to increased demand and rising prices for most fixed income securities. Given the fluctuation we’ve experienced in the markets we would encourage you to maintain your long-term perspective and to work closely with your financial adviser to ensure that your asset allocation strategy reflects your goals. As always, we appreciate your support and look forward to serving your investment needs in the years to come. Sincerely, David W. Blood Head, Goldman Sachs Asset Management July 8, 2002

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS What Differentiates Goldman Sachs’ Approach to Asset Allocation? We believe that strong, consistent investment results through asset allocation are best achieved through teams of experts working together on a global scale: EACH GOLDMAN SACHS ASSET ALLOCATION STRATEGY DELIVERS: A lifetime of comprehensive investment strategies Automatic diversification and risk management benefits Forward-looking, quarterly tactical reallocation Simplicity and efficiency
Goldman Sachs’ Quantitative Strategies Team determines the strategic and quarterly tactical asset allocations. The team comprises 39 professionals with significant academic and practitioner experience and currently manages more than $6 billion in asset allocation strategies for institutional, high net worth and individual investors.
Goldman Sachs’ Portfolio Management Teams offer expert management of the mutual funds that are contained within each Asset Allocation Strategy. These same teams manage portfolios for institutional and high net worth investors.
Goldman Sachs Asset Allocation Investment Process
1 DETERMINE STRATEGIC BENCHMARK ASSET ALLOCATIONS
Quantitative Strategies Team Each of the five Goldman Sachs Asset Allocation Strategies begins with strategic benchmark asset allocations based on the efficient frontier of investing.The efficient frontier tells us that, for every level of risk an investor is willing to assume, there is a mix of assets that can deliver the highest potential return.
2 MAKE QUARTERLY TACTICAL ASSET ALLOCATION DECISIONS
Quantitative Strategies Team The team seeks to improve the overall risk/return profile of each portfolio by determining the current relative attractiveness of the world’s stock, bond and currency markets.
Using proprietary portfolio construction models to maintain each portfolio’s original risk/return profile over time, the team makes four active decisions each quarter based on current valuation and momentum, and using a forward-looking strategies in an effort to give each client the best risk-adjusted returns:
Equities vs. Fixed Income vs. Cash: Which asset class is most attractive? Equity Selection: Are U.S. or non-U.S. equity markets more attractive? Fixed Income Selection: Are U.S. or non-U.S. fixed income markets more attractive? Currency Selection: Are U.S. or non-U.S. currencies more attractive?
3 SELECT THE MOST ATTRACTIVE INDIVIDUAL SECURITIES
Mutual Fund Portfolio Management Teams Each Goldman Sachs Asset Allocation Portfolio comprises 4 to 11 underlying Goldman Sachs Funds managed by broad, deep portfolio management teams.Whether in the equity or fixed income arenas, these teams share a commitment to firsthand fundamental research and performance driven by successful security selection – not risky sector bets.

FUND BASICS

Balanced Strategy

as of June 30, 2002

Assets Under Management

$92.1 Million

NASDAQ SYMBOLS

Class A Shares

GIPAX

Class B Shares

GIPBX

Class C Shares

GIPCX

Institutional Shares

GIPIX

Service Shares

GIPSX

PERFORMANCE REVIEW

January 1, 2002–June 30, 2002	Portfolio Total Return (based on NAV)[1]
Class A	0.57%
Class B	0.10%
Class C	0.18%
Institutional	0.68%
Service	0.43%

[1] *The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio's performance assumes the reinvestment of dividends and other distributions. The Portfolio's performance does not reflect the deduction of any applicable sales charges.*

STANDARDIZED TOTAL RETURNS[2]

For the period ending June 30, 2002	Class A	Class B	Class C	Institutional	Service
One Year	–6.27%	–6.62%	–2.60%	–0.43%	–1.03%
Since Inception (1/2/98)	1.76	1.82	2.31	3.46	2.95

[2] *The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.*

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Asset Allocation Portfolios invest primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and are subject to the risks associated with investment in such Funds. Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

For the investor seeking current income and long-term capital appreciation. Over half of the Portfolio is invested in domestic fixed income funds which seek to provide income, with the remaining balance in domestic and international stock funds and an allocation to a global bond fund. The balance in equities is intended to add diversification and may enhance returns, but will also add a moderate level of volatility to the Portfolio.

STRATEGIC MODEL PORTFOLIO WEIGHTINGS


48.7% Short Duration Government Fund
4.1% High Yield Fund
9.2% Global Income Fund
7.4% CORE℠ Large Cap Value Fund
6.9% CORE℠ Large Cap Growth Fund
2.4% CORE℠ Small Cap Equity Fund
18.7% CORE℠ International Equity Fund
2.5% Real Estate Securities Fund

TACTICAL FUND WEIGHTINGS (Changes quarterly)


53.5% Short Duration Government Fund
3.6% High Yield Fund
10.6% CORE℠ Large Cap Value Fund
6.0% CORE℠ Large Cap Growth Fund
2.8% CORE℠ Small Cap Equity Fund
20.3% CORE℠ International Equity Fund
3.2% Real Estate Securities Fund

[3] *As of 3/31/02. Actual Fund weighting in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.*

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FUND BASICS

Growth and Income Strategy

as of June 30, 2002

Assets Under Management

$264.1 Million

NASDAQ SYMBOLS

Class	Symbol
Class A Shares	GOIAX
Class B Shares	GOIBX
Class C Shares	GOICX
Institutional Shares	GOIIX
Service Shares	GOISX

PERFORMANCE REVIEW

January 1, 2002–June 30, 2002	Portfolio Total Return (based on NAV)[1]
Class A	–1.57%
Class B	–1.96%
Class C	–1.95%
Institutional	–1.40%
Service	–1.63%

[1]The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio's performance assumes the reinvestment of dividends and other distributions. The Portfolio's performance does not reflect the deduction of any applicable sales charges.

STANDARDIZED TOTAL RETURNS[2]

For the period ending June 30, 2002	Class A	Class B	Class C	Institutional	Service
One Year	–10.67%	–10.93%	–7.17%	–5.11%	–5.58%
Since Inception (1/2/98)	0.35	0.41	0.85	2.02	1.50

[2]The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Asset Allocation Portfolios invest primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and are subject to the risks associated with investment in such Funds. Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

For the investor who is less conservative and seeks long-term capital appreciation and current income. Under normal circumstances, assets are allocated fairly equally among fixed income funds, which are intended to provide the income component, and equity funds, which are intended to provide the capital appreciation component.

STRATEGIC MODEL PORTFOLIO WEIGHTINGS


5.2% Short Duration Government Fund
12.7% Core Fixed Income Fund
5.1% High Yield Fund
18.7% Global Income Fund
12.6% CORE℠ Large Cap Value Fund
11.7% CORE℠ Large Cap Growth Fund
3.0% CORE℠ Small Cap Equity Fund
22.6% CORE℠ International Equity Fund
3.3% Emerging Markets Equity Fund
2.6% Real Estate Securities Fund
2.5% International Growth Opportunities Fund

TACTICAL FUND WEIGHTINGS (Changes quarterly)


5.2% Short Duration Government Fund
19.1% Core Fixed Income Fund
5.1% High Yield Fund
8.5% Global Income Fund
15.4% CORE℠ Large Cap Value Fund
10.4% CORE℠ Large Cap Growth Fund
3.2% CORE℠ Small Cap Equity Fund
24.4% CORE℠ International Equity Fund
3.9% Emerging Markets Equity Fund
3.0% Real Estate Securities Fund
1.8% International Growth Opportunities Fund

[3]As of 3/31/02. Actual Fund weighting in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.

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FUND BASICS

Growth Strategy

as of June 30, 2002

Assets Under Management

$210.7 Million

NASDAQ SYMBOLS

Class A Shares

GGSAX

Class B Shares

GGSBX

Class C Shares

GGSCX

Institutional Shares

GGSIX

Service Shares

GGSSX

PERFORMANCE REVIEW

January 1, 2002–June 30, 2002	Portfolio Total Return (based on NAV)[1]
Class A	–3.33%
Class B	–3.66%
Class C	–3.76%
Institutional	–3.23%
Service	–3.45%

[1] The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio's performance assumes the reinvestment of dividends and other distributions. The Portfolio's performance does not reflect the deduction of any applicable sales charges.

STANDARDIZED TOTAL RETURNS[2]

For the period ending June 30, 2002	Class A	Class B	Class C	Institutional	Service
One Year	–14.08%	–14.31%	–10.69%	–8.64%	–9.30%
Since Inception (1/2/98)	–1.40	–1.34	–0.89	0.22	–0.29

[2] The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Asset Allocation Portfolios invest primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and are subject to the risks associated with investment in such Funds. Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

For the investor seeking long-term capital appreciation and, secondarily, current income. Over 75% of the assets are allocated among equity funds, with a blend of domestic large-cap, small-cap and international exposure, which seek to provide capital appreciation. The bond portion is intended to provide diversification.

STRATEGIC MODEL PORTFOLIO WEIGHTINGS


7.5% Core Fixed Income Fund
5.2% High Yield Fund
8.4% Global Income Fund
17.3% CORE℠ Large Cap Value Fund
16.1% CORE℠ Large Cap Growth Fund
4.5% CORE℠ Small Cap Equity Fund
28.7% CORE℠ International Equity Fund
5.6% Emerging Markets Equity Fund
2.6% Real Estate Securities Fund
4.1% International Growth Opportunities Fund

TACTICAL FUND WEIGHTINGS (Changes quarterly)


11.1% Core Fixed Income Fund
5.4% High Yield Fund
20.8% CORE℠ Large Cap Value Fund
15.5% CORE℠ Large Cap Growth Fund
4.9% CORE℠ Small Cap Equity Fund
30.8% CORE℠ International Equity Fund
5.1% Emerging Markets Equity Fund
3.3% Real Estate Securities Fund
3.1% International Growth Opportunities Fund

[3] As of 3/31/02. Actual Fund weighting in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.

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FUND BASICS

Aggressive Growth Strategy

as of June 30, 2002

Assets Under Management

$99.9 Million

NASDAQ SYMBOLS

Class A Shares

GAPAX

Class B Shares

GAPBX

Class C Shares

GAXCX

Institutional Shares

GAPIX

Service Shares

GAPSX

PERFORMANCE REVIEW

January 1, 2002–June 30, 2002	Portfolio Total Return (based on NAV)[1]
Class A	–3.78%
Class B	–4.14%
Class C	–4.15%
Institutional	–3.56%
Service	–3.80%

[1] *The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio's performance assumes the reinvestment of dividends and other distributions. The Portfolio's performance does not reflect the deduction of any applicable sales charges.*

STANDARDIZED TOTAL RETURNS[2]

For the period ending June 30, 2002	Class A	Class B	Class C	Institutional	Service
One Year	–15.24%	–15.40%	–11.84%	–9.88%	–10.41%
Since Inception (1/2/98)	–2.45	–2.37	–1.91	–0.89	–1.33

[2] *The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.*

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Asset Allocation Portfolios invest primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and are subject to the risks associated with investment in such Funds. Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

For the investor seeking long-term capital appreciation. Substantially all assets are allocated among equity funds with a greater focus on small-cap and international investments for enhanced return opportunities.

STRATEGIC MODEL PORTFOLIO WEIGHTINGS



- 22.7% CORE℠ Large Cap Value Fund
- 21.1% CORE℠ Large Cap Growth Fund
- 6.1% CORE℠ Small Cap Equity Fund
- 33.9% CORE℠ International Equity Fund
- 8.5% Emerging Markets Equity Fund
- 2.6% Real Estate Securities Fund
- 5.2% International Growth Opportunities Fund

TACTICAL FUND WEIGHTINGS (Changes quarterly)



- 23.0% CORE℠ Large Cap Value Fund
- 17.5% CORE℠ Large Cap Growth Fund
- 5.6% CORE℠ Small Cap Equity Fund
- 38.7% CORE℠ International Equity Fund
- 7.4% Emerging Markets Equity Fund
- 3.8% Real Estate Securities Fund
- 4.0% International Growth Opportunities Fund

[3] *As of 3/31/02. Actual Fund weighting in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.*

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PERFORMANCE OVERVIEW
Asset Allocation Portfolios
Dear Shareholder, This report provides an overview on the performance of the Goldman Sachs Asset Allocation Portfolios (individually, the
“Portfolio,” and collectively, the “Portfolios”) for the six-month period that ended June 30, 2002. Asset Allocation Overall, the various Portfolios invest their assets in a strategic mix of stocks, bonds, and cash equivalents. Every June, we reset our strategic benchmarks to reflect current market expectations, and to bring the total equity portion of the various Portfolios in line with our long-term target weights. During the rest of the year, we allow these strategic targets to shift with their respective market returns, but we continue to adjust our tactical allocations to reflect our views. Each quarter, the overall asset allocation is adjusted based on current market conditions and our economic and market forecasts. By reallocating your Portfolio on a quarterly basis, we seek to enhance performance over the long term.
Regional and Sector Preferences Equities — We began 2002 favoring international equities over their domestic counterparts given weak export prospects and expensive valuation levels in the U.S. Moreover, we expected the strengthening of global currencies versus the U.S. dollar, thus increasing the attractiveness of foreign holdings. Among international equity markets, we were most favorable on Asia given strong fund flows, good momentum, and attractive valuation levels. European equities appeared less attractive, primarily due to expensive long-term value and poor short-term momentum. Among our style and size allocation models that we introduced during the fourth quarter of 2001, we began the year bullish on small-cap stocks relative to large-caps, and neutral on value stocks relative to growth stocks. Our positive view on small- cap equities was motivated by attractive relative valuations, strong momentum, and supportive macroeconomic conditions.
While our outlook on the U.S. improved during the second quarter of 2002, we continued to tactically overweight international equity relative to the U.S., albeit at a more moderate level. Japan remained among our favorite equity markets globally throughout the first six months of 2002, as a result of strong fund flows and attractive valuations. During the second quarter we continued to favor Asia ex-Japan, given good momentum and supportive macroeconomic conditions. Europe, and in particular the UK, remained our least favorite equity region globally, due to expensive long-term value and poor momentum. Among our style and size allocation models, we became modestly positive on value stocks relative to growth stocks given strong momentum, and neutral on small-cap stocks relative to large-cap stocks, as attractive valuation levels were offset by poor momentum indicators.
Fixed Income— During the first six months of 2002, we remained bullish on domestic fixed income relative to international securities. The U.S. was among our favorite bond markets globally, as a result of high-risk premiums, supportive macroeconomic conditions and favorable distribution characteristics. Canada and Australia were also among our favorite bond markets globally, given attractive valuation levels and supportive macroeconomic

PERFORMANCE OVERVIEW
conditions. We maintained a generally neutral outlook on most European bond markets for the period, as strong momentum indicators were offset by less supportive macroeconomic conditions. The UK and Japan remained among our least favorite bond markets globally. This was due to expensive valuations and unfavorable distribution characteristics.
Performance The performance of your Portfolio is driven primarily by three factors: 1) strategic asset allocation policy, 2) underlying fund performance, and 3) tactical reallocation. Strategic asset allocation contributed negatively to overall performance for the first six months of 2002, driven primarily by poor returns in domestic and international equity markets. In general, the Portfolios generated negative returns roughly proportional to their equity market exposure. The contribution to return from underlying fund security selection was positive for the period, with equity funds generally outperforming their benchmarks. The contribution from underlying fixed income funds was mixed, with two funds outperforming and two funds underperforming their benchmarks. Global tactical asset allocation (GTAA) detracted from overall performance during the reporting period, with the exception of the Aggressive Growth Strategy Portfolio, where GTAA contributed to performance.
The first component of Portfolio performance is derived from strategic asset allocation. For the first six months of 2002, the Portfolios were subject to extreme volatility in the global financial markets. Despite positive returns from global equity markets during the first quarter of 2002, the strategic asset allocation component (the long-term target mix of equity and fixed income asset classes) in all our Portfolios generated negative performance year-to-date through June 30, 2002. This was primarily due to poor equity returns during the second quarter. In this bearish market environment, Portfolios with larger equity exposure experienced progressively greater negative returns.
The second component of Portfolio performance is the contribution from our underlying fund managers. On an overall basis, the contribution to return from underlying funds was positive during the reporting period in all Portfolios. In general, our underlying equity funds outperformed their benchmarks, with the exception of the CORE Large Cap Value Fund and the International Growth Opportunities Fund. Among our underlying fixed income funds, the Short Duration Government Fund and the high yield bond funds outperformed their benchmarks, while the Core Fixed Income Fund and the Global Income Fund underperformed their respective benchmarks.
The final component of Portfolio performance is derived from tactical reallocation. With the exception of the Aggressive Growth Strategy Portfolio, our asset allocation decisions detracted from overall performance for the first two quarters of 2002. This was primarily attributable to our sizable overweight position in stocks versus bonds during the second quarter of 2002. We were positive on stocks relative to bonds throughout the period, due to strong growth prospects, attractive valuation levels and a favorable inflation environment. As the Aggressive Growth Strategy Portfolio is a 100% equity portfolio, it was unaffected by our stocks versus bonds decision. While our overweight in international equity relative to domestic equity did not have a significant effect on performance during the first quarter of 2002, it did yield positive returns in the second quarter when the U.S. equity market underperformed the international market. GTAA also benefited from our overweight position in U.S. fixed income

PERFORMANCE OVERVIEW
relative to international fixed income during the first two quarters of 2002. Our overweight position in small-cap stocks relative to their large-cap counterparts in the first quarter of 2002 and our overweight position in value stocks relative to growth stocks in the second quarter both contributed to performance as well.
Goldman Sachs Balanced Strategy Portfolio— During the six-month period that ended June 30, 2002, the Portfolio’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns of 0.57%, 0.10%, 0.18%, 0.68%, and 0.43%, respectively.
Goldman Sachs Growth and Income Strategy Portfolio—During the six-month period that ended June 30, 2002, the Portfolio’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns of –1.57%, –1.96% -1.95%, –1.40%, and –1.63%, respectively.
Goldman Sachs Growth Strategy Portfolio—During the six-month period that ended June 30, 2002, the Portfolio’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns of –3.33%, –3.66%, –3.76%, –3.23%, and –3.45%, respectively.
Goldman Sachs Aggressive Growth Strategy Portfolio—During the six-month period that ended June 30, 2002, the Portfolio’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns of –3.78%, –4.14%, –4.15%, –3.56%, and –3.80%, respectively.
Current Outlook Global Asset Allocation — Our quantitative models continue to favor a modest timing overweight in domestic stocks over domestic bonds, and stocks and bonds over cash. We are positive on stocks due to strong growth prospects and a favorable inflation environment. We remain bullish on bonds relative to cash as a result of attractive valuation levels and good momentum.
Among our style and size allocation models, we are modestly positive on value stocks relative to growth stocks, but are neutral on small-cap stocks relative to large-cap stocks. Among global equity markets, we are slightly underweight U.S. equity relative to international equity. Among global fixed income markets, we maintain our overweight position in U.S. bonds relative to international markets.
Equities — We continue to favor international equities over U.S. equities. Despite supportive macroeconomic conditions, the U.S. appears less attractive relative to other developed equity markets, given weak export prospects and expensive valuation levels. Moreover, we expect to see the strengthening of global currencies versus the U.S. dollar, further increasing the attractiveness of international equity markets.
Among international equity markets, we are most favorable on Asia, and particularly on Singapore and Japan, given good momentum, attractive valuations, and supportive macro- economic conditions. Continental Europe appears less attractive, primarily as a result of expensive valuation levels and poor momentum. Our negative outlook on the UK is motivated by expensive valuation levels, relatively low-risk premiums, and less supportive macroeconomic conditions.

PERFORMANCE OVERVIEW
We are modestly positive on value stocks relative to growth stocks for the coming quarter, motivated by attractive relative valuations and strong momentum. We are neutral on small-cap stocks relative to large-cap stocks, as supportive macroeconomic conditions are offset by poor momentum indicators.
Bonds — Our favorite bond markets include Canada, the U.S., and Denmark. We consider Japan, the UK, and Switzerland our least favorite bond markets globally. Our positive outlook on Canada and the U.S. is motivated by attractive long-term valuations and favorable distribution characteristics. Within the dollar bloc we are also positive on Australia, due to attractive valuations and supportive macroeconomic conditions.
Within Europe, we are most optimistic on Denmark as a result of supportive macroeconomic conditions and relatively high-risk premiums. We are also positive on Euroland bonds given relatively high-risk premiums and good momentum. Sweden appears less attractive due to poor momentum and less supportive macroeconomic conditions. Our negative outlook on Switzerland is motivated by relatively low-risk premiums and expensive valuation levels. With expensive valuations and less favorable distribution characteristics, the UK is among our least favorite bond markets globally.
Japan is among our least favorite bond markets globally given expensive long-term value and less favorable distribution characteristics.
We hope this summary has been helpful to you in your understanding of how we manage your Portfolio. We thank you for the confidence you have placed in us and look forward to your continued support.
Goldman Sachs Quantitative Strategies Group
July 8, 2002

 GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Performance Summary
June 30, 2002 (Unaudited)

The following graph shows the value, as of June 30, 2002, of a $10,000 investment made on February 1, 1998 in Class A Shares (with the maximum sales charge of 5.5%). For comparative purposes, the performance of the Portfolio’s benchmarks with dividends reinvested (the S&P 500 Index, Lehman Brothers High Yield Bond Index and Two-Year U.S. Treasury Security (“Two-Year T-Bill”)) are also shown. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance of Class B, Class C, Institutional and Service Shares will vary from Class A Shares due to differences in fees and loads.

Goldman Sachs Balanced Strategy Portfolio’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested February 1, 1998 to June 30, 2002(a).

Average Annual Total Return through June 30, 2002	Since Inception(b)	One Year	Six Months(c)

Class A
Excluding sales charges	3.05%	-0.85%	0.57%
Including sales charges	1.76%	-6.27%	-4.97%

Class B
Excluding contingent deferred sales charges	2.28%	-1.70%	0.10%
Including contingent deferred sales charges	1.82%	-6.62%	-4.91%

Class C
Excluding contingent deferred sales charges	2.31%	-1.62%	0.18%
Including contingent deferred sales charges	2.31%	-2.60%	-0.82%

Institutional Class	3.46%	-0.43%	0.68%

Service Class	2.95%	-1.03%	0.43%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
(b)	All Classes commenced operations on January 2, 1998.
(c)	Not annualized.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Performance Summary
June 30, 2002 (Unaudited)

The following graph shows the value, as of June 30, 2002, of a $10,000 investment made on February 1, 1998 in Class A Shares (with the maximum sales charge of 5.5%). For comparative purposes, the performance of the Portfolio’s benchmarks with dividends reinvested (the S&P 500 Index, Lehman Brothers High Yield Bond Index, Lehman Brothers Aggregate Bond Index and Morgan Stanley Capital International Europe, Australasia, and the Far East (“MSCI EAFE”) Index) are also shown. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance of Class B, Class C, Institutional and Service Shares will vary from Class A Shares due to differences in fees and loads.

Goldman Sachs Growth and Income Strategy Portfolio’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested February 1, 1998 to June 30, 2002(a).

Average Annual Total Return through June 30, 2002	Since Inception(b)	One Year	Six Months(c)

Class A
Excluding sales charges	1.62%	-5.49%	-1.57%
Including sales charges	0.35%	-10.67%	-7.03%

Class B
Excluding contingent deferred sales charges	0.86%	-6.24%	-1.96%
Including contingent deferred sales charges	0.41%	-10.93%	-6.86%

Class C
Excluding contingent deferred sales charges	0.85%	-6.23%	-1.95%
Including contingent deferred sales charges	0.85%	-7.17%	-2.93%

Institutional Class	2.02%	-5.11%	-1.40%

Service Class	1.50%	-5.58%	-1.63%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
(b)	All classes commenced operations on January 2, 1998.
(c)	Not annualized.

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Investments
June 30, 2002 (Unaudited)

GOLDMAN SACHS
BALANCED STRATEGY PORTFOLIO

Shares	Description	Value
Mutual Funds (Institutional Shares) – 99.6%

Equity – 43.6%

2,267,299	Goldman Sachs CORE International Equity Fund – 20.4%	$18,818,584
1,026,963	Goldman Sachs CORE Large Cap Value Fund – 10.6%	9,715,067
638,113	Goldman Sachs CORE Large Cap Growth Fund – 6.7%	6,157,793
251,483	Goldman Sachs Real Estate Securities Fund – 3.3%	3,058,032
220,171	Goldman Sachs CORE Small Cap Equity Fund – 2.6%	2,415,277

		$40,164,753

Fixed Income – 56.0%
4,840,922	Goldman Sachs Short Duration Government Fund – 52.5%	$48,360,807
457,927	Goldman Sachs High Yield Fund – 3.5%	3,164,277

		$51,525,084

TOTAL INVESTMENTS
(Cost $93,215,661)		$91,689,837

GOLDMAN SACHS
GROWTH AND INCOME STRATEGY PORTFOLIO

Shares	Description	Value
Mutual Funds (Institutional Shares) – 99.9%

Equity – 64.0%
8,079,769	Goldman Sachs CORE International Equity Fund – 25.4%	$67,062,080
4,249,496	Goldman Sachs CORE Large Cap Value Fund – 15.2%	40,200,236
3,105,594	Goldman Sachs CORE Large Cap Growth Fund – 11.3%	29,968,983
1,219,678	Goldman Sachs Emerging Markets Equity Fund – 3.7%	9,733,033
716,205	Goldman Sachs Real Estate Securities Fund – 3.3%	8,709,058
792,825	Goldman Sachs CORE Small Cap Equity Fund – 3.3%	8,697,288
502,278	Goldman Sachs International Growth Opportunities Fund – 1.8%	4,731,463

		$169,102,141

Fixed Income – 35.9%
5,145,464	Goldman Sachs Core Fixed Income Fund – 19.4%	$51,197,366
1,641,286	Goldman Sachs Global Income Fund – 8.9%	23,519,633
1,922,122	Goldman Sachs High Yield Fund – 5.0%	13,281,859
674,078	Goldman Sachs Short Duration Government Fund – 2.6%	6,734,035

		$94,732,893

TOTAL INVESTMENTS
(Cost $280,485,451)		$263,835,034

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

12     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Performance Summary
June 30, 2002 (Unaudited)

The following graph shows the value, as of June 30, 2002, of a $10,000 investment made on February 1, 1998 in Class A Shares (with the maximum sales charge of 5.5%). For comparative purposes, the performance of the Portfolio’s benchmarks with dividends reinvested (the S&P 500 Index, Morgan Stanley Capital International Europe, Australasia, and the Far East (“MSCI EAFE”) Index, Russell 2000 Index and Morgan Stanley Capital International Emerging Markets Free (“MSCI EMF”) Index) are also shown. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance of Class B, Class C, Institutional and Service Shares will vary from Class A Shares due to differences in fees and loads.

Goldman Sachs Growth Strategy Portfolio’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested February 1, 1998 to June 30, 2002(a).

Average Annual Total Return through June 30, 2002	Since Inception(b)	One Year	Six Months(c)

Class A
Excluding sales charges	-0.16%	-9.06%	-3.33%
Including sales charges	-1.40%	-14.08%	-8.64%

Class B
Excluding contingent deferred sales charges	-0.89%	-9.80%	-3.66%
Including contingent deferred sales charges	-1.34%	-14.31%	-8.48%

Class C
Excluding contingent deferred sales charges	-0.89%	-9.78%	-3.76%
Including contingent deferred sales charges	-0.89%	-10.69%	-4.73%

Institutional Class	0.22%	-8.64%	-3.23%

Service Class	-0.29%	-9.30%	-3.45%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
(b)	All Classes commenced operations on January 2, 1998.
(c)	Not annualized.

The accompanying notes are an integral part of these financial statements.       13

 GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO

Performance Summary
June 30, 2002 (Unaudited)

The following graph shows the value, as of June 30, 2002, of a $10,000 investment made on February 1, 1998 in Class A Shares (with the maximum sales charge of 5.5%). For comparative purposes, the performance of the Portfolio’s benchmarks with dividends reinvested (the S&P 500 Index, Morgan Stanley Capital International Europe, Australasia, and the Far East (“MSCI EAFE”) Index, Russell 2000 Index and Morgan Stanley Capital International Emerging Markets Free (“MSCI EMF”) Index) are also shown. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance of Class B, Class C, Institutional and Service Shares will vary from Class A Shares due to differences in fees and loads.

Goldman Sachs Aggressive Growth Strategy Portfolio’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested February 1, 1998 to June 30, 2002(a).

Average Annual Total Return through June 30, 2002	Since Inception(b)	One Year	Six Months(c)

Class A
Excluding sales charges	-1.22%	-10.28%	-3.78%
Including sales charges	-2.45%	-15.24%	-9.09%

Class B
Excluding contingent deferred sales charges	-1.93%	-10.94%	-4.14%
Including contingent deferred sales charges	-2.37%	-15.40%	-8.94%

Class C
Excluding contingent deferred sales charges	-1.91%	-10.95%	-4.15%
Including contingent deferred sales charges	-1.91%	-11.84%	-5.11%

Institutional Class	-0.89%	-9.88%	-3.56%

Service Class	-1.33%	-10.41%	-3.80%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
(b)	All classes commenced operations on January 2, 1998.
(c)	Not annualized.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Investments
June 30, 2002 (Unaudited)

GOLDMAN SACHS
GROWTH STRATEGY PORTFOLIO

Shares	Description	Value
Mutual Funds (Institutional Shares) – 100.1%

Equity – 84.4%
8,357,314	Goldman Sachs CORE International Equity Fund – 32.9%	$69,365,704
4,374,483	Goldman Sachs CORE Large Cap Value Fund – 19.6%	41,382,607
3,444,431	Goldman Sachs CORE Large Cap Growth Fund – 15.8%	33,238,756
1,289,572	Goldman Sachs Emerging Markets Equity Fund – 4.9%	10,290,788
805,461	Goldman Sachs CORE Small Cap Equity Fund – 4.2%	8,835,911
638,858	Goldman Sachs Real Estate Securities Fund – 3.7%	7,768,511
727,379	Goldman Sachs International Growth Opportunities Fund – 3.3%	6,851,909

		$177,734,186

Fixed Income – 15.7%
2,453,512	Goldman Sachs Core Fixed Income Fund – 11.6%	$24,412,449
1,256,184	Goldman Sachs High Yield Fund – 4.1%	8,680,235

		$33,092,684

TOTAL INVESTMENTS
(Cost $230,481,552)		$210,826,870

GOLDMAN SACHS
AGGRESSIVE GROWTH STRATEGY PORTFOLIO

Shares	Description	Value
Mutual Funds (Institutional Shares) – 100.0%

Equity – 100.0%
4,499,860	Goldman Sachs CORE International Equity Fund – 37.4%	$37,348,842
2,435,610	Goldman Sachs CORE Large Cap Value Fund – 23.1%	23,040,871
1,989,097	Goldman Sachs CORE Large Cap Growth Fund – 19.2%	19,194,787
907,791	Goldman Sachs Emerging Markets Equity Fund – 7.2%	7,244,175
433,116	Goldman Sachs CORE Small Cap Equity Fund – 4.7%	4,751,278
345,527	Goldman Sachs Real Estate Securities Fund – 4.2%	4,201,606
442,752	Goldman Sachs International Growth Opportunities Fund – 4.2%	4,170,720

		$99,952,279

TOTAL INVESTMENTS
(Cost $110,278,526)		$99,952,279

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

The accompanying notes are an integral part of these financial statements.      15

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Assets and Liabilities
June 30, 2002 (Unaudited)

		Growth and		Aggressive
	Balanced	Income	Growth	Growth
	Strategy	Strategy	Strategy	Strategy
	Portfolio	Portfolio	Portfolio	Portfolio

Assets:

Investment in securities, at value (identified cost $93,215,661, $280,485,451, $230,481,552 and $110,278,526, respectively)	$91,689,837	$263,835,034	$210,826,870	$99,952,279
Cash	17,690	—	—	—
Receivables:
Investment securities sold	2,509,000	10,361,303	5,743,039	5,348,853
Dividends and interest	278,616	763,351	451,211	118,813
Fund shares sold	324,452	445,428	73,718	107,792
Reimbursement from adviser	19,626	18,591	18,475	18,232
Deferred organization expenses, net	1,577	1,577	1,577	1,577
Other assets	—	1,301	58	47

Total assets	94,840,798	275,426,585	217,114,948	105,547,593

Liabilities:

Due to Custodian	—	719,388	428,039	14,853
Payables:
Investment securities purchased	2,526,690	9,642,000	5,315,000	5,334,000
Fund shares repurchased	148,339	673,946	434,085	172,111
Amounts owed to affiliates	58,922	215,224	177,523	78,968
Accrued expenses and other liabilities	38,449	29,704	42,692	42,575

Total liabilities	2,772,400	11,280,262	6,397,339	5,642,507

Net Assets:

Paid-in capital	99,580,486	304,458,610	251,570,890	123,179,816
Accumulated undistributed net investment income (loss)	(908)	6,264	605,304	(291,835)
Accumulated net realized loss on investment transactions	(5,985,356)	(23,668,134)	(21,803,903)	(12,656,648)
Net unrealized loss on investments	(1,525,824)	(16,650,417)	(19,654,682)	(10,326,247)

NET ASSETS	$92,068,398	$264,146,323	$210,717,609	$99,905,086

Net asset value, offering and redemption price per share:(a)
Class A	$9.36	$9.14	$8.99	$8.90
Class B	$9.35	$9.12	$8.95	$8.79
Class C	$9.37	$9.12	$8.95	$8.78
Institutional	$9.35	$9.15	$9.00	$8.94
Service	$9.36	$9.12	$8.95	$8.86

Shares outstanding:
Class A	2,894,334	13,102,564	9,569,555	4,824,662
Class B	2,498,139	8,837,941	7,930,616	3,043,067
Class C	1,550,712	6,303,109	5,322,466	2,687,750
Institutional	2,799,140	509,480	575,599	726,694
Service	99,037	180,427	104,984	16,331

Total shares outstanding, $.001 par value (unlimited number of shares authorized)	9,841,362	28,933,521	23,503,220	11,298,504

(a)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A shares of the Balanced, Growth and Income, Growth and Aggressive Growth Strategy Portfolios is $9.90, $9.67, $9.51 and $9.42, respectively. At redemption, Class B and Class C shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

16     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Operations
For the Six Months Ended June 30, 2002 (Unaudited)

		Growth and		Aggressive
	Balanced	Income	Growth	Growth
	Strategy	Strategy	Strategy	Strategy
	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:

Income distributions from underlying funds	$1,357,084	$3,424,513	$1,718,904	$213,342
Interest	1,368	—	—	—

Total income	1,358,452	3,424,513	1,718,904	213,342

Expenses:

Management fees	146,977	489,505	396,300	186,763
Distribution and Service fees(a)	224,428	879,177	752,862	326,554
Transfer Agent fees(a)	66,133	257,487	209,176	96,071
Registration fees	27,961	26,982	27,930	27,654
Custodian fees	23,589	23,656	24,411	24,217
Professional fees	13,007	13,007	13,007	13,007
Trustee fees	4,741	4,741	4,741	4,741
Service share fees	2,290	4,520	2,300	378
Amortization of deferred organization expenses	1,549	1,549	1,549	1,549
Other	34,659	34,712	34,809	34,921

Total expenses	545,334	1,735,336	1,467,085	715,855

Less — expense reductions	(187,814)	(378,769)	(328,375)	(210,678)

Net expenses	357,520	1,356,567	1,138,710	505,177

NET INVESTMENT INCOME (LOSS)	1,000,932	2,067,946	580,194	(291,835)

Realized and unrealized gain (loss):

Net realized loss from investment transactions	(1,502,216)	(6,313,632)	(7,062,278)	(3,491,364)
Net change in unrealized gain (loss) on investments	608,484	(109,700)	(1,395,212)	(234,526)

Net realized and unrealized loss	(893,732)	(6,423,332)	(8,457,490)	(3,725,890)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$107,200	$(4,355,386)	$(7,877,296)	$(4,017,725)

(a)	Class specific Distribution and Service and Transfer Agent fees were as follows:

	Distribution and Service Fees			Transfer Agent Fees

Portfolio	Class A	Class B	Class C	Class A	Class B	Class C	Institutional	Service

Balanced Strategy Portfolio	$34,826	$115,289	$74,313	$26,467	$21,905	$14,120	$3,458	$183

Growth and Income Strategy Portfolio	154,815	426,437	297,925	117,659	81,023	56,606	1,837	362

Growth Strategy Portfolio	113,233	384,172	255,457	86,057	72,993	48,537	1,405	184

Aggressive Growth Strategy Portfolio	57,207	144,182	125,165	43,478	27,395	23,781	1,387	30

The accompanying notes are an integral part of these financial statements.      17

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Changes in Net Assets
For the Six Months Ended June 30, 2002 (Unaudited)

		Growth and		Aggressive
	Balanced	Income	Growth	Growth
	Strategy	Strategy	Strategy	Strategy
	Portfolio	Portfolio	Portfolio	Portfolio

From operations:

Net investment income (loss)	$1,000,932	$2,067,946	$580,194	$(291,835)
Net realized loss from investment transactions	(1,502,216)	(6,313,632)	(7,062,278)	(3,491,364)
Net change in unrealized gain (loss) on investments	608,484	(109,700)	(1,395,212)	(234,526)

Net increase (decrease) in net assets resulting from operations	107,200	(4,355,386)	(7,877,296)	(4,017,725)

Distributions to shareholders:

From net investment income
Class A Shares	(348,830)	(1,230,016)	—	—
Class B Shares	(219,417)	(515,766)	—	—
Class C Shares	(134,253)	(366,974)	—	—
Institutional Shares	(324,813)	(51,189)	—	—
Service Shares	(11,890)	(16,628)	—	—

Total distributions to shareholders	(1,039,203)	(2,180,573)	—	—

From share transactions:

Net proceeds from sales of shares	27,811,439	32,529,629	15,872,233	11,570,638
Reinvestment of dividends and distributions	939,921	2,036,309	—	—
Cost of shares repurchased	(17,462,279)	(57,100,471)	(33,418,232)	(19,272,158)

Net increase (decrease) in net assets resulting from share transactions	11,289,081	(22,534,533)	(17,545,999)	(7,701,520)

TOTAL INCREASE (DECREASE)	10,357,078	(29,070,492)	(25,423,295)	(11,719,245)

Net assets:

Beginning of period	81,711,320	293,216,815	236,140,904	111,624,331

End of period	$92,068,398	$264,146,323	$210,717,609	$99,905,086

Accumulated undistributed net investment income (loss)	$(908)	$6,264	$605,304	$(291,835)

18     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Changes in Net Assets
For the Year Ended December 31, 2001

		Growth and		Aggressive
	Balanced	Income	Growth	Growth
	Strategy	Strategy	Strategy	Strategy
	Portfolio	Portfolio	Portfolio	Portfolio
From operations:

Net investment income (loss)	$2,111,471	$5,703,854	$1,728,256	$(583,027)
Net realized loss from investment transactions	(2,680,778)	(12,634,799)	(12,238,767)	(7,460,014)
Net change in unrealized gain (loss) on investments	(1,976,417)	(20,498,413)	(22,634,016)	(11,178,079)

Net decrease in net assets resulting from operations	(2,545,724)	(27,429,358)	(33,144,527)	(19,221,120)

Distributions to shareholders:

From net investment income
Class A Shares	(994,599)	(2,926,620)	(1,256,728)	—
Class B Shares	(603,683)	(1,383,302)	(410,301)	—
Class C Shares	(419,569)	(956,711)	(285,210)	—
Institutional Shares	(128,562)	(468,197)	(122,046)	—
Service Shares	(25,100)	(34,208)	(11,655)	—
From net realized gain
Class A Shares	(460,729)	(3,383,084)	(2,294,562)	—
Class B Shares	(345,458)	(2,454,757)	(2,012,266)	—
Class C Shares	(242,114)	(1,683,949)	(1,300,197)	—
Institutional Shares	(134,135)	(484,869)	(166,999)	—
Service Shares	(13,155)	(50,071)	(21,564)	—

Total distributions to shareholders	(3,367,104)	(13,825,768)	(7,881,528)	—

From share transactions:

Net proceeds from sales of shares	23,323,737	43,584,552	40,634,155	39,090,458
Reinvestment of dividends and distributions	2,954,551	13,020,281	7,434,638	—
Cost of shares repurchased	(22,331,670)	(95,582,211)	(65,445,577)	(40,461,744)

Net increase (decrease) in net assets resulting from share transactions	3,946,618	(38,977,378)	(17,376,784)	(1,371,286)

TOTAL DECREASE	(1,966,210)	(80,232,504)	(58,402,839)	(20,592,406)

Net assets:

Beginning of year	83,677,530	373,449,319	294,543,743	132,216,737

End of year	$81,711,320	$293,216,815	$236,140,904	$111,624,331

Accumulated undistributed net investment income	$37,363	$118,891	$25,110	$—

The accompanying notes are an integral part of these financial statements.      19

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements
June 30, 2002 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware business trust registered under the Investment Company Act of 1940 (as amended) as an open-end, management investment company. The Trust includes Goldman Sachs Balanced Strategy Portfolio (“Balanced Strategy”), Goldman Sachs Growth and Income Strategy Portfolio (“Growth and Income Strategy”), Goldman Sachs Growth Strategy Portfolio (“Growth Strategy”) and Goldman Sachs Aggressive Growth Strategy Portfolio (“Aggressive Growth Strategy”), collectively, the “Portfolios” or, individually, a “Portfolio”. All of the Portfolios offer five classes of shares — Class A, Class B, Class C, Institutional and Service Shares. On April 30, 2002, the Goldman Sachs Conservative Strategy Portfolio was terminated.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Each Portfolio invests in a combination of underlying funds (the “Underlying Funds”) for which Goldman Sachs Asset Management (“GSAM”), a business unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), Goldman Sachs Funds Management L.P. (“GSFM”) and Goldman Sachs Asset Management International (“GSAMI”), affiliates of Goldman Sachs, act as investment advisers. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds, which fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

B. Securities Transactions and Investment Income — Purchases and sales of the Underlying Funds are recorded as of the trade date. Realized gains and losses on sales of the Underlying Funds are calculated on the identified cost basis. Dividend income and capital gains distributions from the Underlying Funds are recorded on the ex-dividend date. Interest income is recorded on the basis of interest accrued.

     Net investment income (other than class-specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Portfolios based upon the relative proportion of net assets of each class.

C. Dividend Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Capital Gains
	Income Distribution		Distribution

Portfolio	Declared	Paid	Declared	Paid

Balanced Strategy	Quarterly	Quarterly	Annually	Annually

Growth and Income Strategy	Quarterly	Quarterly	Annually	Annually

Growth Strategy	Annually	Annually	Annually	Annually

Aggressive Growth Strategy	Annually	Annually	Annually	Annually

D. Federal Taxes — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

E. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Portfolio of the Trust are allocated to the Portfolios based on a straight-line or pro rata basis depending upon the nature of the expense. Expenses included in the accompanying financial statements reflect the expenses of each Portfolio and do not include any expenses associated with the Underlying Funds.

     Class A, Class B and Class C shareholders of the Portfolios bear all expenses and fees relating to their respective Distribution and Service plans. Shareholders of Service Shares bear all expenses and fees paid to service organizations. Each class of shares of the Portfolios separately bears its respective class-specific Transfer Agency fees.

F. Deferred Organization Expenses — Organization-related costs are being amortized on a straight-line basis over a period of five years beginning with the commencement of each Portfolio’s operations.

G. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement the value of the underlying securities held as collateral including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held in safekeeping at each Portfolio’s custodian.

3. AGREEMENTS

GSAM serves as investment adviser to the Portfolios pursuant to an Investment Management Agreement (the “Agreement”). Under the Agreement, GSAM, subject to the general supervision of the Trust’s Board of Trustees, manages the Portfolios. As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Portfolio’s business affairs, including providing facilities, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to 0.35% of the average daily net assets of each Portfolio. For the six months ended June 30, 2002, GSAM has voluntarily agreed to waive a portion of the Management fee equal annually to 0.20% of each Portfolio’s average daily net assets. GSAM may discontinue or modify this waiver in the future at its discretion.
     GSAM has voluntarily agreed to limit “Other Expenses” (excluding Management fees, Distribution and Service fees, Transfer Agent fees, taxes, interest, brokerage, litigation, Service Share fees, indemnification costs and other extraordinary expenses) to the extent that such expenses exceed ..00% of the average daily net assets of each Portfolio.
     For the six months ended June 30, 2002, GSAM waived and reimbursed certain expenses as follows (in thousands):

	Management
Portfolio	Fee Waivers	Reimbursement	Total

Balanced Strategy	$84	$104	$188

Growth and Income Strategy	280	99	379

Growth Strategy	226	102	328

Aggressive Growth Strategy	107	104	211

     Goldman Sachs serves as Distributor of the shares of the Portfolios pursuant to Distribution Agreements. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charges and has advised the Portfolios that it retained approximately $6,000, $11,000, $12,000 and $7,000 for the six months ended June 30, 2002, from the Balanced, Growth and Income, Growth and Aggressive Growth Strategy Portfolios, respectively.

     The Trust, on behalf of each Portfolio, has adopted Distribution and Service Plans. Under the Distribution and Service Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee from each Portfolio for distribution and shareholder maintenance services equal, on an annual basis, to 0.25%, 1.00% and 1.00% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively.

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements (continued)
June 30, 2002 (Unaudited)

3. AGREEMENTS (continued)
     The Trust, on behalf of each Portfolio, has adopted a Service Plan and Shareholder Administration Plan. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers, who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan provide for compensation to the service organizations in an amount up to 0.25% and 0.25%, respectively, (on an annualized basis), of the average daily net asset value of the Service Shares.
     Goldman Sachs also serves as Transfer Agent to the Portfolios for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of average daily net assets for Class A, Class B and Class C Shares and 0.04% of average daily net assets for Institutional and Service Shares.
     At June 30, 2002, the amounts owed to affiliates were as follows (in thousands):

	Management	Transfer	Distribution and
Portfolio	Fees	Agent Fees	Service Fees	Total

Balanced Strategy	$11	$11	$37	$59

Growth and Income Strategy	33	41	141	215

Growth Strategy	27	33	118	178

Aggressive Growth Strategy	13	15	51	79

4. PORTFOLIO SECURITY TRANSACTIONS

The cost of purchases and proceeds of sales of the Underlying Funds for the six months ended June 30, 2002, were as follows:

Portfolio	Purchases	Sales

Balanced Strategy	$29,988,389	$19,147,053

Growth and Income Strategy	47,628,165	71,216,185

Growth Strategy	25,271,856	42,412,576

Aggressive Growth Strategy	14,384,657	22,478,782

5. LINE OF CREDIT FACILITY

The Portfolios participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Portfolio must own securities having a market value in excess of 400% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the Federal Funds rate. This facility also requires a fee to be paid by the Portfolios based on the amount of the commitment, which has not been utilized. During the six months ended June 30, 2002, the Portfolios did not have any borrowings under this facility.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

6. ADDITIONAL TAX INFORMATION

As of the most recent fiscal year end December 31, 2001, the capital loss carryforwards and certain timing differences on a tax basis were as follows:

		Growth and
	Balanced	Income	Growth	Aggressive Growth
	Strategy Portfolio	Strategy Portfolio	Strategy Portfolio	Strategy Portfolio

Timing differences (post October Losses)	—	(935,943)	(876,828)	(842,122)
Capital loss carryforward	(1,803,829)	(7,533,379)	(6,125,856)	(96,961)
Capital loss carryforward years of expiration	2009	2009	2009	2009

At June 30, 2002, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

		Growth and
	Balanced	Income	Growth	Aggressive Growth
	Strategy Portfolio	Strategy Portfolio	Strategy Portfolio	Strategy Portfolio

Tax Cost	$95,894,972	$289,370,631	$238,220,493	$118,504,727

Gross unrealized gain	1,685,122	3,688,112	2,944,999	1,364,812
Gross unrealized loss	(5,890,257)	(29,223,709)	(30,338,622)	(19,917,260)

Net unrealized security loss	$(4,205,135)	$(25,535,597)	$(27,393,623)	$(18,552,448)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales.

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements (continued)
June 30, 2002 (Unaudited)

7. SUMMARY OF SHARE TRANSACTIONS

Share activity for the six months ended June 30, 2002 was as follows:

	Balanced Strategy Portfolio		Growth and Income Strategy Portfolio

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	629,594	$5,957,363	2,331,881	$21,815,447
Reinvestment of dividends and distributions	34,658	325,054	127,922	1,182,123
Shares repurchased	(1,113,176)	(10,463,708)	(2,539,043)	(23,820,548)

	(448,924)	(4,181,291)	(79,240)	(822,978)

Class B Shares
Shares sold	271,737	2,564,234	338,606	3,155,840
Reinvestment of dividends and distributions	18,098	169,742	50,369	464,338
Shares repurchased	(298,515)	(2,817,146)	(1,069,290)	(10,003,955)

	(8,680)	(83,170)	(680,315)	(6,383,777)

Class C Shares
Shares sold	153,532	1,452,360	610,768	5,706,565
Reinvestment of dividends and distributions	12,171	114,406	36,219	333,510
Shares repurchased	(346,549)	(3,262,804)	(817,884)	(7,644,388)

	(180,846)	(1,696,038)	(170,897)	(1,604,313)

Institutional Shares
Shares sold	1,876,461	17,792,328	191,740	1,805,141
Reinvestment of dividends and distributions	34,564	323,530	5,083	46,917
Shares repurchased	(95,807)	(904,379)	(1,615,946)	(15,400,935)

	1,815,218	17,211,479	(1,419,123)	(13,548,877)

Service Shares
Shares sold	4,809	45,154	5,099	46,636
Reinvestment of dividends and distributions	765	7,189	1,022	9,421
Shares repurchased	(1,503)	(14,242)	(25,112)	(230,645)

	4,071	38,101	(18,991)	(174,588)

NET INCREASE (DECREASE)	1,180,839	$11,289,081	(2,368,566)	$(22,534,533)

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Growth Strategy Portfolio		Aggressive Growth Strategy Portfolio

Shares	Dollars	Shares	Dollars

839,348	$7,778,094	732,164	$6,788,209
—	—	—	—
(1,305,635)	(12,098,488)	(1,167,458)	(10,896,898)

(466,287)	(4,320,394)	(435,294)	(4,108,689)

208,690	1,943,245	124,343	1,141,779
—	—	—	—
(1,054,205)	(9,753,568)	(355,886)	(3,238,865)

(845,515)	(7,810,323)	(231,543)	(2,097,086)

592,445	5,465,121	363,112	3,315,064
—	—	—	—
(971,509)	(8,968,604)	(468,060)	(4,298,641)

(379,064)	(3,503,483)	(104,948)	(983,577)

58,279	536,250	34,415	321,086
—	—	—	—
(270,575)	(2,476,855)	(89,626)	(830,956)

(212,296)	(1,940,605)	(55,211)	(509,870)

16,863	149,526	486	4,500
—	—	—	—
(13,349)	(120,720)	(733)	(6,798)

3,514	28,806	(247)	(2,298)

(1,899,648)	$(17,545,999)	(827,243)	$(7,701,520)

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements (continued)
June 30, 2002 (Unaudited)

7. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity for the year ended December 31, 2001 was as follows:

	Balanced Strategy Portfolio		Growth and Income Strategy Portfolio

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	870,935	$8,485,554	2,443,372	$24,362,470
Reinvestment of dividends and distributions	145,816	1,376,827	651,266	6,139,423
Shares repurchased	(1,024,340)	(10,036,494)	(4,805,967)	(47,894,281)

	(7,589)	(174,113)	(1,711,329)	(17,392,388)

Class B Shares
Shares sold	300,038	2,927,405	679,234	6,804,579
Reinvestment of dividends and distributions	76,135	717,983	371,718	3,484,770
Shares repurchased	(559,187)	(5,444,832)	(2,509,454)	(25,109,489)

	(183,014)	(1,799,444)	(1,458,502)	(14,820,140)

Class C Shares
Shares sold	309,146	3,038,333	981,090	9,812,620
Reinvestment of dividends and distributions	60,985	576,199	258,508	2,423,684
Shares repurchased	(562,416)	(5,490,567)	(2,128,119)	(21,106,718)

	(192,285)	(1,876,035)	(888,521)	(8,870,414)

Institutional Shares
Shares sold	907,182	8,735,541	201,945	2,019,676
Reinvestment of dividends and distributions	27,585	258,582	98,228	927,164
Shares repurchased	(140,275)	(1,350,109)	(132,283)	(1,329,472)

	794,492	7,644,014	167,890	1,617,368

Service Shares
Shares sold	14,164	136,904	60,739	585,207
Reinvestment of dividends and distributions	2,643	24,960	4,828	45,240
Shares repurchased	(980)	(9,668)	(14,065)	(142,251)

	15,827	152,196	51,502	488,196

NET INCREASE (DECREASE)	427,431	$3,946,618	(3,838,960)	$(38,977,378)

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Growth Strategy Portfolio		Aggressive Growth Strategy Portfolio

Shares	Dollars	Shares	Dollars

1,801,032	$17,807,282	1,678,824	$16,258,871
371,051	3,398,829	—	—
(2,967,844)	(29,623,704)	(1,412,095)	(13,553,585)

(795,761)	(8,417,593)	266,729	2,705,286

595,919	5,965,846	369,936	3,566,676
242,103	2,217,661	—	—
(1,825,734)	(18,144,614)	(823,040)	(7,904,992)

(987,712)	(9,961,107)	(453,104)	(4,338,316)

1,157,404	11,776,927	864,082	8,401,511
164,312	1,506,358	—	—
(1,661,729)	(16,642,192)	(1,130,058)	(10,696,213)

(340,013)	(3,358,907)	(265,976)	(2,294,702)

459,274	4,657,454	1,046,581	10,811,450
31,144	285,282	—	—
(92,087)	(951,208)	(826,546)	(8,285,020)

398,331	3,991,528	220,035	2,526,430

43,119	426,646	5,353	51,950
2,903	26,508	—	—
(8,308)	(83,859)	(2,382)	(21,934)

37,714	369,295	2,971	30,016

(1,687,441)	$(17,376,784)	(229,345)	$(1,371,286)

 GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations				Distributions to shareholders

	Net asset						In excess
	value at	Net		Net realized	Total from	From net	of net	From net
	beginning	investment		and unrealized	investment	investment	investment	realized	Total
	of period	income		gain (loss)	operations	income	income	gains	distributions
FOR THE SIX MONTHS ENDED JUNE 30, (Unaudited)

2002 - Class A Shares	$9.43	$0.12	(d)	$(0.07)	$0.05	$(0.12)	$—	$—	$(0.12)
2002 - Class B Shares	9.43	0.09	(d)	(0.08)	0.01	(0.09)	—	—	(0.09)
2002 - Class C Shares	9.44	0.09	(d)	(0.07)	0.02	(0.09)	—	—	(0.09)
2002 - Institutional Shares	9.43	0.14	(d)	(0.08)	0.06	(0.14)	—	—	(0.14)
2002 - Service Shares	9.44	0.12	(d)	(0.08)	0.04	(0.12)	—	—	(0.12)
FOR THE YEARS ENDED DECEMBER 31,

2001 - Class A Shares	10.16	0.30	(d)	(0.58)	(0.28)	(0.31)	—	(0.14)	(0.45)
2001 - Class B Shares	10.16	0.23	(d)	(0.59)	(0.36)	(0.23)	—	(0.14)	(0.37)
2001 - Class C Shares	10.17	0.23	(d)	(0.59)	(0.36)	(0.23)	—	(0.14)	(0.37)
2001 - Institutional Shares	10.16	0.36	(d)	(0.60)	(0.24)	(0.35)	—	(0.14)	(0.49)
2001 - Service Shares	10.17	0.29	(d)	(0.58)	(0.29)	(0.30)	—	(0.14)	(0.44)

2000 - Class A Shares	10.99	0.48	(d)	(0.54)	(0.06)	(0.50)	(0.01)	(0.26)	(0.77)
2000 - Class B Shares	10.98	0.39	(d)	(0.53)	(0.14)	(0.41)	(0.01)	(0.26)	(0.68)
2000 - Class C Shares	10.99	0.39	(d)	(0.53)	(0.14)	(0.41)	(0.01)	(0.26)	(0.68)
2000 - Institutional Shares	10.99	0.53	(d)	(0.55)	(0.02)	(0.54)	(0.01)	(0.26)	(0.81)
2000 - Service Shares	10.99	0.61	(d)	(0.68)	(0.07)	(0.48)	(0.01)	(0.26)	(0.75)

1999 - Class A Shares	10.31	0.34		0.73	1.07	(0.34)	(0.05)	—	(0.39)
1999 - Class B Shares	10.31	0.26		0.72	0.98	(0.26)	(0.05)	—	(0.31)
1999 - Class C Shares	10.32	0.27		0.71	0.98	(0.27)	(0.04)	—	(0.31)
1999 - Institutional Shares	10.32	0.37		0.74	1.11	(0.37)	(0.07)	—	(0.44)
1999 - Service Shares	10.31	0.33		0.73	1.06	(0.33)	(0.05)	—	(0.38)
FOR THE PERIOD ENDED DECEMBER 31,(c)

1998 - Class A Shares	10.00	0.25		0.38	0.63	(0.25)	(0.03)	(0.04)	(0.32)
1998 - Class B Shares	10.00	0.19		0.38	0.57	(0.19)	(0.03)	(0.04)	(0.26)
1998 - Class C Shares	10.00	0.19		0.39	0.58	(0.19)	(0.03)	(0.04)	(0.26)
1998 - Institutional Shares	10.00	0.30		0.39	0.69	(0.30)	(0.03)	(0.04)	(0.37)
1998 - Service Shares	10.00	0.25		0.37	0.62	(0.25)	(0.02)	(0.04)	(0.31)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(b)	Annualized.
(c)	Class A, Class B, Class C, Institutional and Service Share activity commenced on January 2, 1998.
(d)	Calculated based on the average shares outstanding methodology.
(e)	Expense ratios exclude expenses of the Underlying Funds.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets	Ratio of		net investment		Ratio of		net investment
Net asset		at end of	net expenses		income to		expenses to		income to		Portfolio
value, end	Total	period	to average		average		average		average		turnover
of period	return(a)	(in 000s)	net assets(e)		net assets		net assets(e)		net assets		rate

$9.36	0.57%	$27,080	0.59	%(b)	2.62	%(b)	1.04	%(b)	2.17	%(b)	23%
9.35	0.10	23,364	1.34	(b)	1.88	(b)	1.79	(b)	1.43	(b)	23
9.37	0.18	14,526	1.34	(b)	1.87	(b)	1.79	(b)	1.42	(b)	23
9.35	0.68	26,171	0.19	(b)	3.11	(b)	0.64	(b)	2.66	(b)	23
9.36	0.43	927	0.69	(b)	2.53	(b)	1.14	(b)	2.08	(b)	23

9.43	(2.62)	31,539	0.59		3.09		1.05		2.63		51
9.43	(3.37)	23,643	1.34		2.34		1.80		1.88		51
9.44	(3.38)	16,354	1.34		2.34		1.80		1.88		51
9.43	(2.21)	9,278	0.19		3.74		0.65		3.28		51
9.44	(3.28)	897	0.69		2.99		1.15		2.53		51

10.16	(0.66)	34,056	0.59		4.45		1.09		3.95		23
10.16	(1.33)	27,326	1.34		3.60		1.84		3.10		23
10.17	(1.31)	19,567	1.34		3.59		1.84		3.09		23
10.16	(0.25)	1,924	0.19		4.94		0.69		4.44		23
10.17	(0.11)	805	0.69		5.70		1.19		5.20		23

10.99	10.58	39,774	0.59		3.17		1.05		2.71		51
10.98	9.66	32,932	1.34		2.42		1.80		1.96		51
10.99	9.63	23,354	1.34		2.40		1.80		1.94		51
10.99	10.92	1,753	0.19		3.93		0.65		3.47		51
10.99	10.47	419	0.69		3.04		1.15		2.58		51

10.31	6.38	40,237	0.60	(b)	3.03	(b)	1.46	(b)	2.17	(b)	51
10.31	5.75	33,763	1.30	(b)	2.38	(b)	2.08	(b)	1.60	(b)	51
10.32	5.83	24,195	1.30	(b)	2.34	(b)	2.08	(b)	1.56	(b)	51
10.32	6.99	205	0.24	(b)	3.55	(b)	1.02	(b)	2.77	(b)	51
10.31	6.30	456	0.74	(b)	2.90	(b)	1.52	(b)	2.12	(b)	51

 GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations				Distributions to shareholders

	Net asset						In excess
	value at	Net		Net realized	Total from	From net	of net	From net
	beginning	investment		and unrealized	investment	investment	investment	realized	Total
	of period	income		gain (loss)	operations	income	income	gains	distributions
FOR THE SIX MONTHS ENDED JUNE 30, (Unaudited)

2002 - Class A Shares	$9.38	$0.09	(d)	$(0.24)	$(0.15)	$(0.09)	$—	$—	$(0.09)
2002 - Class B Shares	9.36	0.05	(d)	(0.23)	(0.18)	(0.06)	—	—	(0.06)
2002 - Class C Shares	9.36	0.05	(d)	(0.23)	(0.18)	(0.06)	—	—	(0.06)
2002 - Institutional Shares	9.39	0.10	(d)	(0.23)	(0.13)	(0.11)	—	—	(0.11)
2002 - Service Shares	9.36	0.08	(d)	(0.23)	(0.15)	(0.09)	—	—	(0.09)
FOR THE YEARS ENDED DECEMBER 31,

2001 - Class A Shares	10.64	0.21	(d)	(0.98)	(0.77)	(0.22)	—	(0.27)	(0.49)
2001 - Class B Shares	10.62	0.14	(d)	(0.99)	(0.85)	(0.14)	—	(0.27)	(0.41)
2001 - Class C Shares	10.61	0.14	(d)	(0.98)	(0.84)	(0.14)	—	(0.27)	(0.41)
2001 - Institutional Shares	10.66	0.25	(d)	(0.99)	(0.74)	(0.26)	—	(0.27)	(0.53)
2001 - Service Shares	10.62	0.20	(d)	(0.98)	(0.78)	(0.21)	—	(0.27)	(0.48)

2000 - Class A Shares	11.71	0.38	(d)	(0.92)	(0.54)	(0.41)	(0.05)	(0.07)	(0.53)
2000 - Class B Shares	11.69	0.29	(d)	(0.92)	(0.63)	(0.33)	(0.04)	(0.07)	(0.44)
2000 - Class C Shares	11.69	0.29	(d)	(0.93)	(0.64)	(0.33)	(0.04)	(0.07)	(0.44)
2000 - Institutional Shares	11.71	0.44	(d)	(0.91)	(0.47)	(0.45)	(0.06)	(0.07)	(0.58)
2000 - Service Shares	11.69	0.37	(d)	(0.92)	(0.55)	(0.40)	(0.05)	(0.07)	(0.52)

1999 - Class A Shares	10.38	0.22		1.40	1.62	(0.22)	(0.06)	(0.01)	(0.29)
1999 - Class B Shares	10.36	0.14		1.40	1.54	(0.14)	(0.06)	(0.01)	(0.21)
1999 - Class C Shares	10.36	0.14		1.40	1.54	(0.14)	(0.06)	(0.01)	(0.21)
1999 - Institutional Shares	10.39	0.27		1.39	1.66	(0.27)	(0.06)	(0.01)	(0.34)
1999 - Service Shares	10.37	0.20		1.40	1.60	(0.20)	(0.07)	(0.01)	(0.28)
FOR THE PERIOD ENDED DECEMBER 31,(c)

1998 - Class A Shares	10.00	0.18		0.47	0.65	(0.18)	(0.04)	(0.05)	(0.27)
1998 - Class B Shares	10.00	0.12		0.46	0.58	(0.12)	(0.05)	(0.05)	(0.22)
1998 - Class C Shares	10.00	0.12		0.46	0.58	(0.12)	(0.05)	(0.05)	(0.22)
1998 - Institutional Shares	10.00	0.20		0.49	0.69	(0.20)	(0.05)	(0.05)	(0.30)
1998 - Service Shares	10.00	0.16		0.48	0.64	(0.16)	(0.06)	(0.05)	(0.27)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(b)	Annualized.
(c)	Class A, Class B, Class C, Institutional and Service Share activity commenced on January 2, 1998.
(d)	Calculated based on the average shares outstanding methodology.
(e)	Expense ratios exclude expenses of the Underlying Funds.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets	Ratio of		net investment		Ratio of		net investment
Net asset		at end of	net expenses		income to		expenses to		income to		Portfolio
value, end	Total	period	to average		average		average		average		turnover
of period	return(a)	(in 000s)	net assets(e)		net assets		net assets(e)		net assets		rate

$9.14	(1.57)%	$119,731	0.59	%(b)	1.86	%(b)	0.86	%(b)	1.59	%(b)	17%
9.12	(1.96)	80,630	1.34	(b)	1.11	(b)	1.61	(b)	0.84	(b)	17
9.12	(1.95)	57,478	1.34	(b)	1.11	(b)	1.61	(b)	0.84	(b)	17
9.15	(1.40)	4,662	0.19	(b)	2.06	(b)	0.46	(b)	1.79	(b)	17
9.12	(1.63)	1,645	0.69	(b)	1.76	(b)	0.96	(b)	1.49	(b)	17

9.38	(7.27)	123,586	0.59		2.11		0.85		1.85		42
9.36	(8.01)	89,089	1.34		1.36		1.60		1.10		42
9.36	(7.92)	60,569	1.34		1.36		1.60		1.10		42
9.39	(6.95)	18,107	0.19		2.52		0.45		2.26		42
9.36	(7.35)	1,866	0.69		2.05		0.95		1.79		42

10.64	(4.54)	158,430	0.59		3.35		0.87		3.07		20
10.62	(5.28)	116,542	1.34		2.57		1.62		2.29		20
10.61	(5.36)	78,144	1.34		2.57		1.62		2.29		20
10.66	(3.99)	18,763	0.19		3.87		0.47		3.59		20
10.62	(4.63)	1,570	0.69		3.26		0.97		2.98		20

11.71	15.79	195,153	0.59		2.00		0.85		1.74		49
11.69	14.95	143,686	1.34		1.24		1.60		0.98		49
11.69	14.94	95,523	1.34		1.23		1.60		0.97		49
11.71	16.14	29,200	0.19		2.53		0.45		2.27		49
11.69	15.60	1,856	0.69		1.91		0.95		1.65		49

10.38	6.55	181,441	0.60	(b)	2.37	(b)	1.05	(b)	1.92	(b)	42
10.36	5.82	138,914	1.30	(b)	1.72	(b)	1.68	(b)	1.34	(b)	42
10.36	5.80	100,711	1.30	(b)	1.68	(b)	1.68	(b)	1.30	(b)	42
10.39	6.96	9,030	0.23	(b)	2.97	(b)	0.61	(b)	2.59	(b)	42
10.37	6.43	1,354	0.73	(b)	2.28	(b)	1.11	(b)	1.90	(b)	42

 GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations				Distributions to shareholders

	Net asset						In excess
	value at	Net		Net realized	Total from	From net	of net	From net
	beginning	investment		and unrealized	investment	investment	investment	realized	Total
	of period	income		gain (loss)	operations	income	income	gains	distributions
FOR THE SIX MONTHS ENDED JUNE 30, (Unaudited)

2002 - Class A Shares	$9.30	$0.04	(d)	$(0.35)	$(0.31)	$—	$—	$—	$—
2002 - Class B Shares	9.29	0.01	(d)	(0.35)	(0.34)	—	—	—	—
2002 - Class C Shares	9.30	0.01	(d)	(0.36)	(0.35)	—	—	—	—
2002 - Institutional Shares	9.30	0.06	(d)	(0.36)	(0.30)	—	—	—	—
2002 - Service Shares	9.27	0.04	(d)	(0.36)	(0.32)	—	—	—	—
FOR THE YEARS ENDED DECEMBER 31,

2001 - Class A Shares	10.88	0.11	(d)	(1.32)	(1.21)	(0.13)	—	(0.24)	(0.37)
2001 - Class B Shares	10.86	0.03	(d)	(1.31)	(1.28)	(0.05)	—	(0.24)	(0.29)
2001 - Class C Shares	10.87	0.03	(d)	(1.31)	(1.28)	(0.05)	—	(0.24)	(0.29)
2001 - Institutional Shares	10.87	0.16	(d)	(1.32)	(1.16)	(0.17)	—	(0.24)	(0.41)
2001 - Service Shares	10.86	0.10	(d)	(1.33)	(1.23)	(0.12)	—	(0.24)	(0.36)

2000 - Class A Shares	12.24	0.22	(d)	(1.28)	(1.06)	(0.22)	(0.08)	—	(0.30)
2000 - Class B Shares	12.21	0.13	(d)	(1.27)	(1.14)	(0.15)	(0.06)	—	(0.21)
2000 - Class C Shares	12.22	0.13	(d)	(1.27)	(1.14)	(0.15)	(0.06)	—	(0.21)
2000 - Institutional Shares	12.23	0.25	(d)	(1.26)	(1.01)	(0.25)	(0.10)	—	(0.35)
2000 - Service Shares	12.22	0.23	(d)	(1.29)	(1.06)	(0.22)	(0.08)	—	(0.30)

1999 - Class A Shares	10.29	0.11		2.03	2.14	(0.11)	(0.08)	—	(0.19)
1999 - Class B Shares	10.28	0.02		2.02	2.04	(0.02)	(0.09)	—	(0.11)
1999 - Class C Shares	10.28	0.02		2.03	2.05	(0.02)	(0.09)	—	(0.11)
1999 - Institutional Shares	10.29	0.13		2.05	2.18	(0.13)	(0.11)	—	(0.24)
1999 - Service Shares	10.29	0.09		2.03	2.12	(0.09)	(0.10)	—	(0.19)
FOR THE PERIOD ENDED DECEMBER 31,(c)

1998 - Class A Shares	10.00	0.10		0.36	0.46	(0.10)	(0.02)	(0.05)	(0.17)
1998 - Class B Shares	10.00	0.05		0.35	0.40	(0.05)	(0.02)	(0.05)	(0.12)
1998 - Class C Shares	10.00	0.05		0.35	0.40	(0.05)	(0.02)	(0.05)	(0.12)
1998 - Institutional Shares	10.00	0.12		0.37	0.49	(0.12)	(0.03)	(0.05)	(0.20)
1998 - Service Shares	10.00	0.09		0.35	0.44	(0.09)	(0.01)	(0.05)	(0.15)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(b)	Annualized.
(c)	Class A, Class B, Class C, Institutional and Service Share activity commenced on January 2, 1998.
(d)	Calculated based on the average shares outstanding methodology.
(e)	Expense ratios exclude expenses of the Underlying Funds.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets	Ratio of		net investment		Ratio of		net investment
Net asset		at end of	net expenses		income to		expenses to		income (loss) to		Portfolio
value, end	Total	period	to average		average		average		average		turnover
of period	return(a)	(in 000s)	net assets(e)		net assets		net assets(e)		net assets		rate

$8.99	(3.33)%	$85,993	0.59	%(b)	0.93	%(b)	0.88	%(b)	0.64	%(b)	11%
8.95	(3.66)	70,967	1.34	(b)	0.17	(b)	1.63	(b)	(0.12	)(b)	11
8.95	(3.76)	47,637	1.34	(b)	0.17	(b)	1.63	(b)	(0.12	)(b)	11
9.00	(3.23)	5,181	0.19	(b)	1.28	(b)	0.48	(b)	0.99	(b)	11
8.95	(3.45)	940	0.69	(b)	0.83	(b)	0.98	(b)	0.54	(b)	11

9.30	(11.03)	93,313	0.59		1.09		0.88		0.80		40
9.29	(11.72)	81,563	1.34		0.34		1.63		0.05		40
9.30	(11.69)	53,001	1.34		0.34		1.63		0.05		40
9.30	(10.55)	7,324	0.19		1.65		0.48		1.36		40
9.27	(11.16)	940	0.69		1.01		0.98		0.72		40

10.88	(8.68)	117,857	0.59		1.83		0.89		1.53		23
10.86	(9.39)	109,080	1.34		1.08		1.64		0.78		23
10.87	(9.36)	65,681	1.34		1.11		1.64		0.81		23
10.87	(8.28)	4,234	0.19		2.10		0.49		1.80		23
10.86	(8.67)	692	0.69		1.95		0.99		1.65		23

12.24	20.85	130,322	0.59		0.90		0.87		0.62		50
12.21	19.87	121,937	1.34		0.17		1.62		(0.11)		50
12.22	19.96	70,127	1.34		0.16		1.62		(0.12)		50
12.23	21.24	5,891	0.19		1.40		0.47		1.12		50
12.22	20.62	735	0.69		0.87		0.97		0.59		50

10.29	4.62	128,832	0.60	(b)	1.50	(b)	1.15	(b)	0.95	(b)	38
10.28	3.98	109,246	1.30	(b)	0.83	(b)	1.78	(b)	0.35	(b)	38
10.28	3.96	63,925	1.30	(b)	0.79	(b)	1.78	(b)	0.31	(b)	38
10.29	4.92	2,205	0.23	(b)	2.88	(b)	0.71	(b)	2.40	(b)	38
10.29	4.45	378	0.73	(b)	1.63	(b)	1.21	(b)	1.15	(b)	38

 GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations				Distributions to shareholders

	Net asset						In excess
	value at	Net		Net realized	Total from	From net	of net	From net
	beginning	investment		and unrealized	investment	investment	investment	realized	Total
	of period	income		gain (loss)	operations	income	income	gains	distributions
FOR THE SIX MONTHS ENDED JUNE 30, (Unaudited)

2002 - Class A Shares	$9.25	$(0.01	) (d)	$(0.34)	$(0.35)	$—	$—	$—	$—
2002 - Class B Shares	9.17	(0.04	) (d)	(0.34)	(0.38)	—	—	—	—
2002 - Class C Shares	9.16	(0.04	) (d)	(0.34)	(0.38)	—	—	—	—
2002 - Institutional Shares	9.27	0.01	(d)	(0.34)	(0.33)	—	—	—	—
2002 - Service Shares	9.21	(0.01	) (d)	(0.34)	(0.35)	—	—	—	—
FOR THE YEARS ENDED DECEMBER 31,

2001 - Class A Shares	10.71	(0.01	) (d)	(1.45)	(1.46)	—	—	—	—
2001 - Class B Shares	10.70	(0.08	) (d)	(1.45)	(1.53)	—	—	—	—
2001 - Class C Shares	10.69	(0.08	) (d)	(1.45)	(1.53)	—	—	—	—
2001 - Institutional Shares	10.70	0.02	(d)	(1.45)	(1.43)	—	—	—	—
2001 - Service Shares	10.68	(0.02	) (d)	(1.45)	(1.47)	—	—	—	—

2000 - Class A Shares	12.61	0.03	(d)	(1.49)	(1.46)	—	(0.15)	(0.29)	(0.44)
2000 - Class B Shares	12.57	(0.06	) (d)	(1.47)	(1.53)	—	(0.05)	(0.29)	(0.34)
2000 - Class C Shares	12.57	(0.05	) (d)	(1.47)	(1.52)	—	(0.07)	(0.29)	(0.36)
2000 - Institutional Shares	12.60	0.10	(d)	(1.51)	(1.41)	—	(0.20)	(0.29)	(0.49)
2000 - Service Shares	12.59	0.04	(d)	(1.51)	(1.47)	—	(0.15)	(0.29)	(0.44)

1999 - Class A Shares	10.16	0.02		2.56	2.58	(0.02)	(0.11)	—	(0.13)
1999 - Class B Shares	10.14	(0.07)		2.54	2.47	—	(0.04)	—	(0.04)
1999 - Class C Shares	10.15	(0.06)		2.53	2.47	—	(0.05)	—	(0.05)
1999 - Institutional Shares	10.16	0.06		2.55	2.61	(0.06)	(0.11)	—	(0.17)
1999 - Service Shares	10.15	—		2.55	2.55	—	(0.11)	—	(0.11)
FOR THE PERIOD ENDED DECEMBER 31,(c)

1998 - Class A Shares	10.00	0.05		0.20	0.25	(0.05)	—	(0.04)	(0.09)
1998 - Class B Shares	10.00	0.01		0.18	0.19	(0.01)	—	(0.04)	(0.05)
1998 - Class C Shares	10.00	0.01		0.19	0.20	(0.01)	—	(0.04)	(0.05)
1998 - Institutional Shares	10.00	0.07		0.20	0.27	(0.07)	—	(0.04)	(0.11)
1998 - Service Shares	10.00	0.04		0.21	0.25	(0.04)	(0.02)	(0.04)	(0.10)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(b)	Annualized.
(c)	Class A, Class B, Class C, Institutional and Service Share activity commenced on January 2, 1998.
(d)	Calculated based on the average shares outstanding methodology.
(e)	Expense ratios exclude expenses of the Underlying Funds.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets	Ratio of		net investment		Ratio of		net investment
Net asset		at end of	net expenses		income (loss) to		expenses to		income (loss) to		Portfolio
value, end	Total	period	to average		average		average		average		turnover
of period	return(a)	(in 000s)	net assets(e)		net assets		net assets(e)		net assets		rate

$8.90	(3.78)%	$42,927	0.59	%(b)	(0.20	)%(b)	0.98	%(b)	(0.59	)%(b)	13%
8.79	(4.14)	26,743	1.34	(b)	(0.94	)(b)	1.73	(b)	(1.33	)(b)	13
8.78	(4.15)	23,595	1.34	(b)	(0.94	)(b)	1.73	(b)	(1.33	)(b)	13
8.94	(3.56)	6,495	0.19	(b)	0.21	(b)	0.58	(b)	(0.18	)(b)	13
8.86	(3.80)	145	0.69	(b)	(0.29	)(b)	1.08	(b)	(0.68	)(b)	13

9.25	(13.63)	48,639	0.59		(0.11)		0.97		(0.49)		43
9.17	(14.30)	30,013	1.34		(0.87)		1.72		(1.25)		43
9.16	(14.31)	25,571	1.34		(0.86)		1.72		(1.24)		43
9.27	(13.36)	7,248	0.19		0.25		0.57		(0.13)		43
9.21	(13.76)	153	0.69		(0.20)		1.07		(0.58)		43

10.71	(11.47)	53,480	0.59		0.28		0.99		(0.12)		19
10.70	(12.07)	39,885	1.34		(0.49)		1.74		(0.89)		19
10.69	(12.00)	32,695	1.34		(0.42)		1.74		(0.82)		19
10.70	(11.07)	6,011	0.19		0.84		0.59		0.44		19
10.68	(11.55)	146	0.69		0.30		1.09		(0.10)		19

12.61	25.39	58,387	0.59		0.12		1.00		(0.29)		47
12.57	24.41	47,462	1.34		(0.63)		1.75		(1.04)		47
12.57	24.35	28,573	1.34		(0.61)		1.75		(1.02)		47
12.60	25.74	3,570	0.19		0.66		0.60		0.25		47
12.59	25.17	137	0.69		0.00		1.10		(0.41)		47

10.16	2.57	47,135	0.60	(b)	0.91	(b)	1.42	(b)	0.09	(b)	26
10.14	1.93	41,204	1.30	(b)	0.14	(b)	2.05	(b)	(0.61	)(b)	26
10.15	2.04	21,726	1.30	(b)	0.16	(b)	2.05	(b)	(0.59	)(b)	26
10.16	2.80	124	0.24	(b)	8.17	(b)	0.99	(b)	7.42	(b)	26
10.15	2.54	121	0.74	(b)	0.76	(b)	1.49	(b)	0.01	(b)	26

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FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, **the Investment Management Division** of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and more than $319 billion in assets under management as of June 30, 2002 — our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.

THE GOLDMAN SACHS ADVANTAGE

Our goal is to deliver:

Strong, Consistent Investment Results

- Global Resources and Global Research
- Team Approach
- Disciplined Processes

Innovative, Value-Added Investment Products

- Thoughtful Solutions
- Risk Management

Outstanding Client Service

- Dedicated Service Teams
- Excellence and Integrity

GOLDMAN SACHS FUNDS

In building a globally diversified portfolio, you can select from more than 40 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.


GLOBAL SECTOR
INTERNATIONAL EQUITY
DOMESTIC EQUITY
FIXED INCOME
MONEY MARKET
Higher Risk/Return
Lower Risk/Return
ASSET ALLOCATION PORTFOLIOS
SPECIALTY

Global Sector Funds

- Consumer Growth Fund
- Financial Services Fund
- Health Sciences Fund
- Infrastructure and Resources Fund
- Technology Fund

International Equity Funds

- Asia Growth Fund
- Emerging Markets Equity Fund
- International Growth Opportunities Fund
- Japanese Equity Fund
- European Equity Fund
- International Equity Fund
- CORE℠ International Equity Fund

Domestic Equity Funds

- Small Cap Value Fund
- CORE℠ Small Cap Equity Fund
- Mid Cap Value Fund
- Growth Opportunities Fund
- Research Select Fund℠
- Strategic Growth Fund
- Capital Growth Fund
- Large Cap Value Fund
- Growth and Income Fund
- CORE℠ Large Cap Growth Fund
- CORE℠ Large Cap Value Fund
- CORE℠ U.S. Equity Fund
- CORE℠ Tax-Managed Equity Fund

Specialty Funds

- Internet Tollkeeper Fund℠
- Real Estate Securities Fund

Asset Allocation Funds

- Balanced Fund
- Asset Allocation Portfolios

Fixed Income Funds

- High Yield Fund
- High Yield Municipal Fund
- Global Income Fund
- Core Fixed Income Fund
- Municipal Income Fund
- Government Income Fund
- Short Duration Tax-Free Fund
- Short Duration Government Fund
- Ultra-Short Duration Government Fund*
- Enhanced Income Fund

Money Market Funds[1]

[1] An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Goldman Sachs Research Select Fund℠, Internet Tollkeeper Fund℠ and CORE℠ are service marks of Goldman, Sachs & Co.

**Effective July 1, 2002, the Adjustable Rate Government Fund was renamed the Ultra-Short Duration Government Fund.*

GOLDMAN SACHS ASSET MANAGEMENT 32 OLD SLIP, 17TH FLOOR , NEW YORK, NEW YORK 10005
TRUSTEES Ashok N. Bakhru, Chairman David B. Ford Patrick T. Harker Mary Patterson McPherson Alan A. Shuch Wilma J. Smelcer Richard P. Strubel Kaysie P. Uniacke
GOLDMAN, SACHS & CO. Distributor and Transfer Agent
GOLDMAN SACHS ASSET MANAGEMENT Investment Adviser
OFFICERS Gary D. Black, President James A. Fitzpatrick, Vice President James A. McNamara, Vice President John M. Perlowski, Treasurer Howard B. Surloff, Secretary
GOLDMAN SACHS INTERNATIONAL Procession House 55 Ludgate Hill London, England EC4M 7JW Visit our internet address: www.gs.com/funds
This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should read the Prospectus carefully before investing or sending money.
The Asset Allocation Balanced Strategy invests primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and is subject to the risks associated with investments in such funds. In particular, some of the primary risk factors of this Fund include the price fluctuations of U.S. government securities in response to changes in interest rates; the risk that emerging markets securities may be difficult to sell in down markets and their volatility; the political risks and currency fluctuations of non-U.S. securities; the default risks of high yield bonds; and the volatility of stock and real estate investments.
The Asset Allocation Growth and Income Strategy invests primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and is subject to the risks associated with investments in such funds. In particular, some of the primary risk factors of this Fund include the price fluctuations of fixed income securities in response to changes in interest rates; the risk that emerging markets securities may be difficult to sell in down markets and their volatility; the political risks and currency fluctuations of non-U.S. securities; the default risks of high yield bonds; and the volatility of stock investments, including the possibility that small cap stocks will be more difficult to sell during down markets.
The Asset Allocation Growth Strategy invests primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and is subject to the risks associated with investments in such funds. In particular, some of the primary risk factors of this Fund include the price fluctuations of fixed income securities in response to changes in interest rates; the risk that emerging markets securities may be difficult to sell in down markets and their volatility; the political risks and currency fluctuations of non-U.S. securities; the default risks of high yield bonds; and the volatility of stock investments, including the possibility that small cap stocks will be more difficult to sell during down markets.
The Asset Allocation Aggressive Growth Strategy invests primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and is subject to the risks associated with investments in such funds. In particular, some of the primary risk factors of this Fund include the risk that emerging markets securities may be difficult to sell in down markets and their volatility; the political risks and currency fluctuations of non- U.S. securities; the default risks of high yield bonds; and the volatility of stock investments, including the possibility that small cap stocks will be more difficult to sell during down markets.
CORESM is a service mark of Goldman, Sachs & Co.
Goldman, Sachs & Co. is the distributor of the Funds.
Copyright 2002 Goldman, Sachs & Co. All rights reserved. Date of first use: August 29, 2002 02-1536 / AASAR / 28.2K / 8-02